UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.62%	(7.73)%

U.S. small cap equities (Russell 2000® Index)	9.14	(11.61)

International equities (MSCI Europe, Australasia, Far East Index)	27.27	(1.38)

Emerging market equities (MSCI Emerging Markets Index)	14.04	(10.70)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.93	2.52

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.38	(6.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.89	(4.78)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.00	0.26

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	7.88	(3.35)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2023	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2023, all of the Fund’s share classes underperformed its reference benchmark MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%). For the same period, all of the Fund’s share classes outperformed the Bloomberg U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)) except for the Fund’s Class K shares which performed in line. For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

BlackRock 20/80 Target Allocation Fund

Holdings in developed-market growth stocks and U.S. fixed income contributed, while positions in short-duration bonds and low-volatility emerging-market equities detracted. (Duration is a measure of interest rate sensitivity.)

BlackRock 40/60 Target Allocation Fund

Holdings in U.S. technology stocks, developed-market growth stocks and U.S. fixed income contributed. Positions in short-duration bonds, low-volatility emerging-market equities and stocks with above-average momentum characteristics detracted.

BlackRock 60/40 Target Allocation Fund

Holdings in U.S. technology stocks, developed-market growth stocks and U.S. fixed income contributed. Positions in low-volatility emerging-market equities, stocks with above-average momentum characteristics and short-duration bonds detracted.

BlackRock 80/20 Target Allocation Fund

Holdings in U.S. technology stocks, developed-market growth stocks and U.S. energy stocks contributed. Positions in low-volatility emerging-market equities, stocks with above-average momentum characteristics and short-duration bonds detracted.

Describe recent portfolio activity.

At the end of 2022, the investment adviser took a more defensive stance by shifting the Funds’ stock/bond allocations closer to the benchmarks while continuing to reduce risk. It also maintained an underweight to duration and a preference for U.S. stocks.

At the start of 2023, the investment adviser recalibrated the Funds for an environment in which inflation, the U.S. dollar, and long-term bond yields appeared to have peaked. It sought to achieve this by increasing the Funds’ allocations to international developed- and emerging-market equities. In addition, it shifted to a duration overweight. Late in the period, the investment adviser moved the Funds to an underweight in equities in response to the uncertainty caused by the disruptions in the banking sector.

Describe the Funds’ positioning at period end.

The investment adviser preferred higher-quality stocks and was tilted toward the growth style over value. It maintained the duration overweight for the purpose of portfolio diversification.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	7.13%	(6.40)%	N/A	2.64%	N/A	3.93%	N/A
Investor A	7.06	(6.67)	(11.57)%	2.30	1.20%	3.56	3.01%
Investor C	6.65	(7.34)	(8.24)	1.54	1.54	2.96	2.96
Class K	7.16	(6.37)	N/A	2.66	N/A	3.94	N/A
Class R	6.89	(6.95)	N/A	1.99	N/A	3.28	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/
Bloomberg U.S. Universal Index (80%)(c)	7.54	(5.12)	N/A	2.69	N/A	3.25	N/A
Bloomberg U.S. Universal Index(d)	5.24	(4.61)	N/A	1.05	N/A	1.62	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg U.S. Universal Index (80%).
(d)

An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,071.30	$0.55		$1,000.00	$1,024.40	$0.56		0.11%
Investor A	1,000.00	1,070.60	2.21		1,000.00	1,022.80	2.17		0.43
Investor C	1,000.00	1,066.50	6.15		1,000.00	1,018.98	5.99		1.19
Class K	1,000.00	1,071.60	0.44		1,000.00	1,024.50	0.45		0.09
Class R	1,000.00	1,068.90	3.82		1,000.00	1,021.24	3.73		0.74

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2023 (continued)	BlackRock 20/80 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Fixed-Income Funds	80%
Equity Funds	20

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Core Total USD Bond Market ETF	35%
Master Total Return Portfolio	25
iShares 1-3 Year Treasury Bond ETF	8
iShares Core S&P 500 ETF	7
iShares 10-20 Year Treasury Bond ETF	6
BlackRock U.S. Mortgage Portfolio	5
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	3
iShares MSCI EAFE Growth ETF	2
iShares MSCI U.S.A. Quality Factor ETF	2
iShares JPMorgan USD Emerging Markets Bond ETF	1

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	9.62%	(6.58)%	N/A	4.57%	N/A	5.75%	N/A
Investor A	9.35	(6.90)	(11.79)%	4.22	3.10%	5.39	4.82%
Investor C	8.99	(7.57)	(8.48)	3.45	3.45	4.76	4.76
Class K	9.64	(6.54)	N/A	4.60	N/A	5.77	N/A
Class R	9.31	(7.04)	N/A	4.05	N/A	5.22	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg U.S. Universal Index (60%)(c)	9.86	(5.69)	N/A	4.22	N/A	4.82	N/A
MSCI ACWI Index(d)	17.78	(7.44)	N/A	6.93	N/A	8.06	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg U.S. Universal Index (60%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,096.20	$0.55		$1,000.00	$1,024.41	$0.56		0.11%
Investor A	1,000.00	1,093.50	2.26		1,000.00	1,022.77	2.17		0.43
Investor C	1,000.00	1,089.90	6.21		1,000.00	1,018.99	5.99		1.19
Class K	1,000.00	1,096.40	0.45		1,000.00	1,024.51	0.45		0.09
Class R	1,000.00	1,093.10	3.16		1,000.00	1,021.91	3.07		0.61

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2023 (continued)	BlackRock 40/60 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Fixed-Income Funds	58%
Equity Funds	39
Short-Term Securities	3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

Master Total Return Portfolio	23%
iShares Core Total USD Bond Market ETF	20
iShares Core S&P 500 ETF	11
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	7
iShares MSCI U.S.A. Quality Factor ETF	6
iShares 1-3 Year Treasury Bond ETF	6
iShares MSCI EAFE Growth ETF	5
iShares 10-20 Year Treasury Bond ETF	5
BlackRock U.S. Mortgage Portfolio	3
iShares MSCI EAFE Value ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.04%	(6.83)%	N/A	5.83%	N/A	7.12%	N/A
Investor A	11.81	(7.17)	(12.05)%	5.48	4.35%	6.75	6.17%
Investor C	11.37	(7.86)	(8.77)	4.69	4.69	6.11	6.11
Class K	11.98	(6.88)	N/A	5.85	N/A	7.13	N/A
Class R	11.73	(7.36)	N/A	5.28	N/A	6.54	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg U.S. Universal Index (40%)(c)	12.21	(6.35)	N/A	5.62	N/A	6.32	N/A
MSCI ACWI Index(d)	17.78	(7.44)	N/A	6.93	N/A	8.06	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg U.S. Universal Index (40%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,120.40	$0.53		$1,000.00	$1,024.43	$0.50		0.10%
Investor A	1,000.00	1,118.10	2.33		1,000.00	1,022.73	2.22		0.44
Investor C	1,000.00	1,113.70	6.27		1,000.00	1,019.00	5.99		1.19
Class K	1,000.00	1,119.80	0.43		1,000.00	1,024.53	0.40		0.08
Class R	1,000.00	1,117.30	3.33		1,000.00	1,021.79	3.18		0.63

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2023 (continued)	BlackRock 60/40 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	59%
Fixed-Income Funds	39
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Core S&P 500 ETF	17%
Master Total Return Portfolio	16
iShares Core Total USD Bond Market ETF	11
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	9
iShares MSCI U.S.A. Quality Factor ETF	8
iShares MSCI EAFE Growth ETF	8
iShares MSCI EAFE Value ETF	5
BlackRock Emerging Markets Fund, Inc., Class K	5
iShares 1-3 Year Treasury Bond ETF	4
iShares 10-20 Year Treasury Bond ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	14.52%	(6.95)%	N/A	7.17%	N/A	8.44%	N/A
Investor A	14.33	(7.24)	(12.11)%	6.81	5.66%	8.07	7.49%
Investor C	13.85	(8.00)	(8.91)	6.01	6.01	7.42	7.42
Class K	14.54	(6.93)	N/A	7.19	N/A	8.45	N/A
Class R	14.17	(7.44)	N/A	6.63	N/A	7.88	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg U.S. Universal Index (20%)(c)	14.58	(7.07)	N/A	6.88	N/A	7.75	N/A
MSCI ACWI Index(d)	17.78	(7.44)	N/A	6.93	N/A	8.06	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg U.S. Universal Index (20%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/22)	Ending Account Value (03/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,145.20	$0.51		$1,000.00	$1,024.45	$0.50		0.10%
Investor A	1,000.00	1,143.30	2.33		1,000.00	1,022.76	2.22		0.44
Investor C	1,000.00	1,138.50	6.32		1,000.00	1,019.02	5.99		1.19
Class K	1,000.00	1,145.40	0.40		1,000.00	1,024.55	0.40		0.08
Class R	1,000.00	1,141.70	3.18		1,000.00	1,021.96	3.02		0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2023 (continued)	BlackRock 80/20 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	76%
Fixed-Income Funds	19
Short-Term Securities	5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Core S&P 500 ETF	20%
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	13
iShares MSCI U.S.A. Quality Factor ETF	12
iShares MSCI EAFE Growth ETF	10
Master Total Return Portfolio	8
iShares Core Total USD Bond Market ETF	8
iShares MSCI EAFE Value ETF	6
BlackRock Emerging Markets Fund, Inc., Class K	6
SL Liquidity Series, LLC, Money Market Series	5
iShares U.S. Technology ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments (unaudited) March 31, 2023	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 19.5%
BlackRock Emerging Markets Fund, Inc., Class K	314,923	$7,353,452
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	684,072	11,916,526
iShares Core S&P 500 ETF	78,536	32,284,579
iShares MSCI EAFE Growth ETF	121,149	11,349,238
iShares MSCI EAFE Value ETF	151,879	7,370,688
iShares MSCI U.S.A. Min Vol Factor ETF	60,552	4,404,553
iShares MSCI U.S.A. Quality Factor ETF	74,880	9,289,987
iShares U.S. Technology ETF	50,625	4,698,506

		88,667,529

Fixed-Income Funds — 80.3%
BlackRock U.S. Mortgage Portfolio	2,778,826	24,731,552

Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares 10-20 Year Treasury Bond ETF	240,926	$27,595,664
iShares 1-3 Year Treasury Bond ETF	427,405	35,115,595
iShares Core Total USD Bond Market ETF	3,410,657	157,401,820
iShares JPMorgan USD Emerging Markets Bond ETF	87,047	7,510,415
Master Total Return Portfolio	$113,067,905	113,067,905

		365,422,951

Total Investments — 99.8% (Cost: $466,871,966)		454,090,480
Other Assets Less Liabilities — 0.2%		715,713

Net Assets — 100.0%		$454,806,193

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$9,229,090	$(1,544,724)		$(108,416)	$(222,498)	$7,353,452	314,923	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	240,443	—	(240,443	)(b)	—	—	—	—	18,212	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	41,509,114	31,271,968	(72,961,975)		(1,519,869)	1,700,762	—	—	1,265,814	588,317
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	—	20,815,453	(9,262,235)		(95,169)	458,477	11,916,526	684,072	—	—
BlackRock U.S. Mortgage Portfolio	—	25,308,839	(1,183,563)		(1,606)	607,882	24,731,552	2,778,826	410,018	6,090
iShares 10-20 Year Treasury Bond ETF	20,471,378	22,206,194	(17,391,100)		(1,453,052)	3,762,244	27,595,664	240,926	554,236	—
iShares 1-3 Year Treasury Bond ETF	—	35,806,931	(787,643)		(3,071)	99,378	35,115,595	427,405	70,440	—

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Convertible Bond ETF(a)	$5,019,434	$103,193	$(5,281,819)	$(677,462)	$836,654	$—	—	$43,342	$—
iShares Core S&P 500 ETF	—	32,293,090	(2,965,932)	100,601	2,856,820	32,284,579	78,536	233,223	—
iShares Core S&P Total U.S. Stock Market ETF(a)	42,708,605	468,689	(45,796,344)	5,128,097	(2,509,047)	—	—	102,046	—
iShares Core Total USD Bond Market ETF	88,696,510	80,705,064	(15,289,694)	(2,348,401)	5,638,341	157,401,820	3,410,657	1,264,403	—
iShares ESG Aware MSCI U.S.A. ETF(a)	22,740,324	508,027	(25,454,389)	807,028	1,399,010	—	—	95,463	—
iShares Fallen Angels USD Bond ETF(a)	12,124,470	180,694	(12,703,726)	(2,097,455)	2,496,017	—	—	154,946	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	4,443,354	857,014	(4,346,960)	(567,887)	(385,521)	—	—	994,863	—
iShares iBoxx $Investment Grade Corporate Bond ETF(a)	16,201,853	14,568	(15,707,551)	(2,132,139)	1,623,269	—	—	53,643	—
iShares JPMorgan USD Emerging Markets Bond ETF	—	16,307,561	(8,552,911)	(211,315)	(32,920)	7,510,415	87,047	127,510	—
iShares MSCI EAFE Growth ETF	8,463,326	1,628,109	(1,216,530)	(345,456)	2,819,789	11,349,238	121,149	20,295	—
iShares MSCI EAFE Value ETF	9,170,834	357,869	(4,286,913)	(351,375)	2,480,273	7,370,688	151,879	121,122	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	$6,849,199	$211,386	$(7,537,853)		$(400,646)	$877,914	$—	—	$97,160		$—
iShares MSCI U.S.A. Min Vol Factor ETF	—	4,640,135	(169,067)		(4,234)	(62,281)	4,404,553	60,552	19,512		—
iShares MSCI U.S.A. Quality Factor ETF	—	8,997,397	(92,781)		2,143	383,228	9,289,987	74,880	27,491		—
iShares TIPS Bond ETF(a)	30,674,963	399,159	(31,643,658)		(4,880,381)	5,449,917	—	—	81,903		—
iShares U.S. Technology ETF	—	4,517,153	(46,390)		988	226,755	4,698,506	50,625	5,137		—
iShares U.S. Treasury Bond ETF(a)	42,466,905	395,910	(42,613,645)		(4,841,445)	4,592,275	—	—	181,097		—
Master Total Return Portfolio	118,879,807	—	(10,112,725	)(b)(c)	(4,042,691)	8,343,514	113,067,905	$113,067,905	2,436,110		—
SL Liquidity Series, LLC, Money Market Series(a)	5,145,041	—	(5,135,604	)(b)	(9,437)	—	—	—	11,468	(d)	—

					$(20,052,650)	$43,440,252	$454,090,480		$8,389,454		$594,407

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$341,022,575	$—	$—	$341,022,575

Investments valued at NAV(a)				113,067,905

				$454,090,480

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) March 31, 2023	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.0%
BlackRock Emerging Markets Fund, Inc., Class K	819,244	$19,129,338
BlackRock Sustainable Advantage Large Cap
Core Fund, Class K	2,305,807	40,167,153
iShares Core S&P 500 ETF	163,189	67,083,734
iShares MSCI EAFE Growth ETF(b)	325,370	30,480,662
iShares MSCI EAFE Value ETF	398,921	19,359,636
iShares MSCI U.S.A. Min Vol Factor ETF	119,777	8,712,579
iShares MSCI U.S.A. Quality Factor ETF	315,469	39,138,662
iShares U.S. Technology ETF	159,510	14,804,123

		238,875,887

Fixed-Income Funds — 60.0%
BlackRock U.S. Mortgage Portfolio	2,293,793	20,414,760
iShares 10-20 Year Treasury Bond ETF	262,512	30,068,124
iShares 1-3 Year Treasury Bond ETF	421,554	34,634,877
iShares Core Total USD Bond Market ETF	2,722,640	125,649,836
iShares JPMorgan USD Emerging Markets Bond ETF	78,956	6,812,324
Master Total Return Portfolio	$141,260,589	141,260,589

		358,840,510

Total Long-Term Investments — 100.0% (Cost: $597,160,219)		597,716,397

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(a)(c)	753,985	$753,985
SL Liquidity Series, LLC, Money Market Series, 5.01%(a)(c)(d)	15,748,722	15,748,722

Total Short-Term Securities — 2.8% (Cost: $16,505,139)		16,502,707

Total Investments — 102.8% (Cost: $613,665,358)		614,219,104
Liabilities in Excess of Other Assets — (2.8)%		(16,467,497)

Net Assets — 100.0%		$597,751,607

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$23,867,871	$(3,853,530)		$(303,697)	$(581,306)	$19,129,338	819,244	$—	$—
BlackRock Equity Dividend Fund, Class K(a)	5,646,958	411,644	(6,638,733)		(495,303)	1,075,434	—	—	56,404	241,537
BlackRock Liquidity Funds, T-Fund, Institutional Class	968,485	—	(214,500	)(b)	—	—	753,985	753,985	22,276	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	30,377,418	29,187,296	(59,621,106)		(1,341,355)	1,397,747	—	—	999,320	443,471

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$—	$47,970,153	$(9,241,909)	$(106,139)	$1,545,048	$40,167,153	2,305,807	$—	$—
BlackRock U.S. Mortgage Portfolio	—	20,666,644	(662,369)	(4,162)	414,647	20,414,760	2,293,793	321,295	4,391
iShares 10-20 Year Treasury Bond ETF	25,346,673	17,611,850	(14,253,496)	(1,151,298)	2,514,395	30,068,124	262,512	512,354	—
iShares 1-3 Year Treasury Bond ETF	—	35,153,596	(612,883)	(1,748)	95,912	34,634,877	421,554	68,760	—
iShares Convertible Bond ETF(a)	6,271,278	168,530	(6,635,861)	(409,467)	605,520	—	—	55,426	—
iShares Core S&P 500 ETF	—	64,908,445	(3,999,744)	18,988	6,156,045	67,083,734	163,189	496,380	—
iShares Core S&P Small- Cap ETF(a)	8,468,503	154,847	(9,101,674)	(571,017)	1,049,341	—	—	26,564	—
iShares Core S&P Total U.S. Stock Market ETF(a)	96,003,507	1,215,056	(103,162,098)	18,639,169	(12,695,634)	—	—	242,502	—
iShares Core Total USD Bond Market ETF	85,276,507	75,140,738	(37,997,327)	(4,985,068)	8,214,986	125,649,836	2,722,640	1,115,864	—
iShares ESG Aware MSCI U.S.A. ETF(a)	59,639,451	1,242,849	(65,686,539)	5,206,748	(402,509)	—	—	209,953	—
iShares Fallen Angels USD Bond ETF(a)	15,147,390	269,197	(15,748,156)	(2,890,472)	3,222,041	—	—	154,561	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	5,655,441	1,144,600	(5,524,328)	(780,887)	(494,826)	—	—	1,315,713	—

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	$5,743,654	$19,836	$(5,580,733)	$(757,667)	$574,910	$—	—	$19,017	$—
iShares JPMorgan USD Emerging Markets Bond ETF	—	18,128,924	(11,005,284)	(281,146)	(30,170)	6,812,324	78,956	142,532	—
iShares MSCI EAFE Growth ETF	18,193,694	9,259,620	(2,447,187)	(148,124)	5,622,659	30,480,662	325,370	42,538	—
iShares MSCI EAFE Value ETF	20,058,025	2,847,207	(8,622,984)	(690,550)	5,767,938	19,359,636	398,921	297,532	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	17,124,113	590,290	(18,919,414)	(984,527)	2,189,538	—	—	252,308	—
iShares MSCI U.S.A. Min Vol Factor ETF	—	9,081,085	(235,129)	(9,588)	(123,789)	8,712,579	119,777	38,477	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	5,888,277	(5,702,636)	(185,641)	—	—	—	34,770	—
iShares MSCI U.S.A. Quality Factor ETF	—	37,840,760	(318,987)	2,350	1,614,539	39,138,662	315,469	115,475	—
iShares TIPS Bond ETF(a)	26,460,291	352,103	(27,264,845)	(4,920,716)	5,373,167	—	—	66,168	—
iShares U.S. Technology ETF	—	13,221,880	(683,351)	10,021	2,255,573	14,804,123	159,510	33,132	—
iShares U.S. Treasury Bond ETF(a)	5,957,817	10,780	(5,819,556)	(473,806)	324,765	—	—	10,124	—

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$147,718,107	$—		$(11,950,859	)(b)(c)	$(5,085,088)	$10,578,429	$141,260,589	$141,260,589	$3,070,502		$—
SL Liquidity Series, LLC, Money Market Series	3,723,165	12,034,107	(b)	—		(5,909)	(2,641)	15,748,722	15,748,722	11,591	(d)	—

						$(2,706,099)	$46,261,759	$614,219,104		$9,731,538		$689,399

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$456,455,808	$—	$—	$456,455,808
Short-Term Securities
Money Market Funds	753,985	—	—	753,985

	$457,209,793	$—	$—	457,209,793

Investments valued at NAV(a)				157,009,311

				$614,219,104

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) March 31, 2023	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 59.8%
BlackRock Emerging Markets Fund, Inc., Class K	2,625,506	$61,305,568
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	6,870,600	119,685,848
iShares Core S&P 500 ETF	560,763	230,518,454
iShares MSCI EAFE Growth ETF(b)	1,061,265	99,419,305
iShares MSCI EAFE Value ETF	1,403,085	68,091,715
iShares MSCI U.S.A. Min Vol Factor ETF	415,593	30,230,235
iShares MSCI U.S.A. Quality Factor ETF	888,624	110,247,136
iShares U.S. Infrastructure ETF	350,830	13,092,975
iShares U.S. Technology ETF(b)	489,496	45,430,124

		778,021,360

Fixed-Income Funds — 40.0%
BlackRock U.S. Mortgage Portfolio	4,267,912	37,984,419
iShares 10-20 Year Treasury Bond ETF	400,396	45,861,358
iShares 1-3 Year Treasury Bond ETF	678,591	55,753,036
iShares Core Total USD Bond Market ETF	3,264,587	150,660,690
iShares JPMorgan USD Emerging Markets Bond ETF	169,792	14,649,654
Master Total Return Portfolio	$215,759,445	215,759,445

		520,668,602

Total Long-Term Investments — 99.8% (Cost: $1,262,414,752)		1,298,689,962

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(a)(c)	1,829,973	$1,829,973
SL Liquidity Series, LLC, Money Market Series, 5.01%(a)(c)(d)	29,125,668	29,125,668

Total Short-Term Securities — 2.4% (Cost: $30,957,573)		30,955,641

Total Investments — 102.2% (Cost: $1,293,372,325)		1,329,645,603
Liabilities in Excess of Other Assets — (2.2)%		(29,143,467)

Net Assets — 100.0%		$1,300,502,136

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$69,884,201	$(6,229,605)		$(491,276)	$(1,857,752)	$61,305,568	2,625,506	$—	$—
BlackRock Equity Dividend Fund, Class K(a)	24,520,041	1,797,243	(28,818,161)		(2,294,306)	4,795,183	—	—	243,103	1,030,016
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,908,909	—	(78,936	)(b)	—	—	1,829,973	1,829,973	42,618	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	37,270,836	40,661,875	(78,126,260)		(1,515,778)	1,709,327	—	—	1,398,161	650,016

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$—	$140,620,366	$(25,251,456)	$(287,100)	$4,604,038	$119,685,848	6,870,600	$—	$—
BlackRock U.S. Mortgage Portfolio	—	37,886,347	(480,891)	(7,014)	585,977	37,984,419	4,267,912	557,591	6,790
iShares 10-20 Year Treasury Bond ETF	46,062,426	10,923,715	(13,577,948)	(3,543,990)	5,997,155	45,861,358	400,396	836,080	—
iShares 1-3 Year Treasury Bond ETF	—	56,074,782	(241,395)	(343)	(80,008)	55,753,036	678,591	—	—
iShares Convertible Bond ETF(a)	12,849,574	380,417	(13,657,695)	(159,574)	587,278	—	—	119,277	—
iShares Core S&P 500 ETF	—	216,961,852	(5,732,655)	(51,946)	19,341,203	230,518,454	560,763	1,588,622	—
iShares Core S&P Small- Cap ETF(a)	22,776,731	521,844	(24,633,648)	(1,493,739)	2,828,812	—	—	82,355	—
iShares Core S&P Total U.S. Stock Market ETF(a)	273,943,793	4,321,956	(295,593,951)	42,834,577	(25,506,375)	—	—	710,518	—
iShares Core Total USD Bond Market ETF	102,548,559	82,895,660	(38,812,530)	(1,809,987)	5,838,988	150,660,690	3,264,587	1,390,541	—
iShares ESG Aware MSCI U.S.A. ETF(a)	162,153,076	3,239,381	(177,087,436)	27,925,502	(16,230,523)	—	—	487,833	—
iShares Fallen Angels USD Bond ETF(a)	30,407,349	640,110	(31,759,478)	(5,893,828)	6,605,847	—	—	320,384	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	11,729,091	2,429,789	(11,445,604)	(1,818,690)	(894,586)	—	—	2,776,373	—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares JPMorgan USD Emerging Markets Bond ETF	$—	$38,551,929		$(23,239,279)	$(598,761)	$(64,235)	$14,649,654	169,792	$303,920		$—
iShares MSCI EAFE Growth ETF	59,080,021	31,268,923		(8,316,589)	(849,855)	18,236,805	99,419,305	1,061,265	132,140		—
iShares MSCI EAFE Value ETF	63,355,958	12,479,128		(25,282,911)	(1,678,590)	19,218,130	68,091,715	1,403,085	1,016,685		—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	46,667,310	6,797,015		(57,167,195)	(2,221,865)	5,924,735	—	—	773,554		—
iShares MSCI U.S.A. Min Vol Factor ETF	21,564,860	7,424,200		(827,698)	(60,789)	2,129,662	30,230,235	415,593	247,489		—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	24,275,612		(23,444,339)	(831,273)	—	—	—	144,701		—
iShares MSCI U.S.A. Quality Factor ETF	—	106,155,421		(458,422)	2,249	4,547,888	110,247,136	888,624	324,744		—
iShares TIPS Bond ETF(a)	36,350,053	115,121		(36,496,619)	(4,932,015)	4,963,460	—	—	—		—
iShares U.S. Infrastructure ETF	11,301,925	379,596		(372,692)	(4,560)	1,788,706	13,092,975	350,830	143,113		—
iShares U.S. Technology ETF	—	38,648,122		(979,761)	1,915	7,759,848	45,430,124	489,496	108,290		—
Master Total Return Portfolio	204,316,835	3,478,475	(b)(c)	—	(7,267,016)	15,231,151	215,759,445	$215,759,445	4,465,334		—
SL Liquidity Series, LLC, Money Market Series	—	29,144,444	(b)	—	(16,843)	(1,933)	29,125,668	29,125,668	27,894	(d)	—

					$32,935,105	$88,058,781	$1,329,645,603		$18,241,320		$1,686,822

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,082,930,517	$—	$—	$1,082,930,517
Short-Term Securities
Money Market Funds	1,829,973	—	—	1,829,973

	$1,084,760,490	$—	$—	1,084,760,490

Investments valued at NAV(a)				244,885,113

				$1,329,645,603

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) March 31, 2023	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 79.4%
BlackRock Emerging Markets Fund, Inc., Class K	2,958,244	$69,075,002
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	8,464,294	147,448,001
iShares Core S&P 500 ETF	587,851	241,653,789
iShares MSCI EAFE Growth ETF(b)	1,213,532	113,683,679
iShares MSCI EAFE Value ETF	1,543,409	74,901,639
iShares MSCI U.S.A. Min Vol Factor ETF	511,037	37,172,831
iShares MSCI U.S.A. Quality Factor ETF	1,121,467	139,134,803
iShares U.S. Infrastructure ETF	319,728	11,932,249
iShares U.S. Technology ETF	604,697	56,121,929

		891,123,922

Fixed-Income Funds — 20.4%
BlackRock U.S. Mortgage Portfolio	1,817,930	16,179,573
iShares 10-20 Year Treasury Bond ETF	201,238	23,049,800
iShares Core Total USD Bond Market ETF	1,969,705	90,901,886
Master Total Return Portfolio	$98,873,547	98,873,547

		229,004,806

Total Long-Term Investments — 99.8% (Cost: $1,064,552,907)		1,120,128,728

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(a)(c)	2,198,048	$2,198,048
SL Liquidity Series, LLC, Money Market Series, 5.01%(a)(c)(d)	56,676,975	56,676,975

Total Short-Term Securities — 5.2% (Cost: $58,881,411)		58,875,023

Total Investments — 105.0% (Cost: $1,123,434,318)		1,179,003,751

Liabilities in Excess of Other Assets — (5.0)%		(56,223,473)

Net Assets — 100.0%		$1,122,780,278

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$81,129,265		$(9,201,558)	$(784,199)	$(2,068,506)	$69,075,002	2,958,244	$—	$—
BlackRock Equity Dividend Fund, Class K(a)	23,036,943	2,746,770		(28,229,668)	(1,477,783)	3,923,738	—	—	236,792	1,033,310
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,047,978	150,070	(b)	—	—	—	2,198,048	2,198,048	60,562	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	—	21,663,137		(21,795,567)	132,430	—	—	—	373,437	182,288

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$—	$163,117,740	$(21,016,728)	$(327,425)	$5,674,414	$147,448,001	8,464,294	$—	$—
BlackRock U.S. Mortgage Portfolio	—	15,869,195	(41,592)	(880)	352,850	16,179,573	1,817,930	255,158	3,641
iShares 10-20 Year Treasury Bond ETF	18,364,503	8,206,887	(4,579,381)	(1,294,867)	2,352,658	23,049,800	201,238	358,218	—
iShares Convertible Bond ETF(a)	10,107,423	658,644	(11,109,861)	(81,746)	425,540	—	—	95,551	—
iShares Core S&P 500 ETF	—	224,756,864	(3,254,966)	(112,193)	20,264,084	241,653,789	587,851	1,671,038	—
iShares Core S&P Small- Cap ETF(a)	22,760,165	1,250,130	(25,180,192)	(1,360,680)	2,530,577	—	—	66,625	—
iShares Core S&P Total U.S. Stock Market ETF(a)	278,633,631	11,079,505	(307,284,159)	23,214,143	(5,643,120)	—	—	724,784	—
iShares Core Total USD Bond Market ETF	37,290,288	60,043,150	(8,051,680)	(1,014,848)	2,634,976	90,901,886	1,969,705	552,369	—
iShares ESG Aware MSCI U.S.A. ETF(a)	178,826,952	10,273,197	(202,559,365)	14,148,104	(688,888)	—	—	585,994	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	9,060,235	2,294,245	(9,179,798)	(1,528,211)	(646,471)	—	—	2,212,002	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares JP Morgan USD Emerging Markets Bond ETF(a)	$—	$21,458,981	$(21,186,994)	$(271,987)	$—	$—	—	$85,453	$—
iShares MSCI EAFE Growth ETF	64,941,563	39,325,333	(9,814,245)	(1,338,737)	20,569,765	113,683,679	1,213,532	144,693	—
iShares MSCI EAFE Value ETF	68,023,251	20,629,407	(33,212,439)	(2,432,855)	21,894,275	74,901,639	1,543,409	1,161,283	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	50,439,828	8,934,924	(63,449,946)	(1,609,468)	5,684,662	—	—	853,788	—
iShares MSCI U.S.A. Min Vol Factor ETF	21,988,231	13,424,244	(327,703)	(27,846)	2,115,905	37,172,831	511,037	283,755	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	25,474,563	(24,526,429)	(948,134)	—	—	—	148,999	—
iShares MSCI U.S.A. Quality Factor ETF	—	133,741,712	(347,474)	1,367	5,739,198	139,134,803	1,121,467	409,360	—
iShares TIPS Bond ETF(a)	28,507,204	364,042	(28,894,290)	(4,517,552)	4,540,596	—	—	—	—
iShares U.S. Energy ETF(a)	11,239,358	12,751,399	(26,069,804)	5,417,253	(3,338,206)	—	—	107,630	—
iShares U.S. Infrastructure ETF	9,705,304	800,246	(120,972)	(7,632)	1,555,303	11,932,249	319,728	127,989	—
iShares U.S. Technology ETF	—	47,328,599	(462,624)	(20,054)	9,276,008	56,121,929	604,697	128,664	—

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$85,665,964	$9,725,886	(b)(c)	$—	$(4,352,899)	$7,834,596	$98,873,547	$98,873,547	$1,951,648		$—
SL Liquidity Series, LLC, Money Market Series	10,902,600	45,787,787	(b)	—	(7,024)	(6,388)	56,676,975	56,676,975	43,613	(d)	—

					$19,396,277	$104,977,566	$1,179,003,751		$12,639,405		$1,219,239

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,021,255,181	$—	$—	$1,021,255,181
Short-Term Securities
Money Market Funds	2,198,048	—	—	2,198,048

	$1,023,453,229	$—	$—	1,023,453,229

Investments valued at NAV(a)				155,550,522

				$1,179,003,751

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Statement of Assets and Liabilities (unaudited)

March 31, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$454,090,480	$614,219,104	$1,329,645,603	$1,179,003,751
Receivables:
Investments sold	1,341,141	—	—	—
Securities lending income — affiliated	3,461	4,213	9,160	8,681
Capital shares sold	233,466	331,697	1,508,901	1,793,955
Dividends — affiliated	103,808	91,615	163,757	78,906
From the Manager	10,286	13,563	26,299	42,291
Prepaid expenses	54,275	56,610	60,320	56,443

Total assets	455,836,917	614,716,802	1,331,414,040	1,180,984,027

LIABILITIES
Bank overdraft	292,035	—	—	—
Collateral on securities loaned	—	15,756,507	29,144,443	56,689,244
Payables:
Investments purchased	98,902	81,623	150,971	64,031
Administration fees	4,319	11,485	45,743	35,710
Capital shares redeemed	391,361	824,545	1,094,143	968,146
Income dividend distributions	—	932	—	9
Trustees’ and Officer’s fees	3,445	3,675	4,909	3,813
Other accrued expenses	67,309	50,806	67,833	38,051
Other affiliate fees	1,189	1,262	7,028	—
Service and distribution fees	90,812	117,915	194,344	119,849
Transfer agent fees	81,352	116,445	202,490	284,896

Total liabilities	1,030,724	16,965,195	30,911,904	58,203,749

NET ASSETS	$454,806,193	$597,751,607	$1,300,502,136	$1,122,780,278

NET ASSETS CONSIST OF:
Paid-in capital	$512,037,942	$617,596,060	$1,254,208,221	$1,048,597,694
Accumulated earnings (loss)	(57,231,749)	(19,844,453)	46,293,915	74,182,584

NET ASSETS	$454,806,193	$597,751,607	$1,300,502,136	$1,122,780,278

(a) Investments at cost — affiliated	$466,871,966	$613,665,358	$1,293,372,325	$1,123,434,318
(b) Securities loaned at value	$—	$15,605,495	$28,822,646	$56,012,771

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$86,198,431	$136,906,520	$284,714,097	$390,994,451

Shares outstanding	8,077,299	11,744,302	20,713,995	26,425,967

Net asset value	$10.67	$11.66	$13.75	$14.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$213,388,597	$270,950,170	$608,383,695	$296,311,499

Shares outstanding	20,306,221	23,493,634	45,178,030	20,498,849

Net asset value	$10.51	$11.53	$13.47	$14.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$50,540,428	$66,323,023	$71,362,174	$63,267,066

Shares outstanding	4,846,038	5,814,354	5,426,189	4,544,288

Net asset value	$10.43	$11.41	$13.15	$13.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$97,400,189	$111,729,953	$316,061,769	$356,257,715

Shares outstanding	9,125,461	9,576,481	22,995,705	24,072,765

Net asset value	$10.67	$11.67	$13.74	$14.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$7,278,548	$11,841,941	$19,980,401	$15,949,547

Shares outstanding	694,585	1,028,594	1,487,701	1,111,305

Net asset value	$10.48	$11.51	$13.43	$14.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited)

Six Months Ended March 31, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$5,941,876	$6,649,446	$13,748,092	$10,644,144
Securities lending income — affiliated — net	11,468	11,591	27,894	43,613
Net investment income allocated from the affiliated Master Portfolio:
Income	2,472,427	3,116,365	4,531,923	1,980,757
Expenses	(36,317)	(45,864)	(66,589)	(29,109)

Total investment income	8,389,454	9,731,538	18,241,320	12,639,405

EXPENSES
Service and distribution — class specific	552,400	708,502	1,149,763	692,267
Transfer agent — class specific	166,457	253,843	535,469	543,721
Administration	97,918	125,066	254,385	214,871
Registration	53,676	49,608	50,466	49,457
Professional	48,026	47,666	45,074	47,487
Administration — class specific	46,128	59,460	125,736	104,684
Accounting services	32,891	32,891	32,891	32,891
Printing and postage	10,652	10,794	9,010	10,915
Custodian	7,163	5,732	13,467	7,583
Trustees and Officer	5,176	5,722	8,344	7,078
Miscellaneous	8,590	8,718	11,535	9,486

Total expenses	1,029,077	1,308,002	2,236,140	1,720,440
Less:
Fees waived and/or reimbursed by the Manager	(102,424)	(78,070)	(3,274)	(13,331)
Administration fees waived by the Manager — class specific	(23,660)	(31,073)	(79,209)	(104,684)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(47,539)	(99,407)	(164,860)	(316,983)

Total expenses after fees waived and/or reimbursed	855,454	1,099,452	1,988,797	1,285,442

Net investment income	7,534,000	8,632,086	16,252,523	11,353,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(16,009,959)	2,378,989	40,202,121	23,749,176
Capital gain distributions from investment companies — affiliated	594,407	689,399	1,686,822	1,219,239
Allocation from the affiliated Master Portfolio	(4,042,691)	(5,085,088)	(7,267,016)	(4,352,899)

	(19,458,243)	(2,016,700)	34,621,927	20,615,516

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	35,096,738	35,683,330	72,827,630	97,142,970
Allocation from the affiliated Master Portfolio	8,343,514	10,578,429	15,231,151	7,834,596

	43,440,252	46,261,759	88,058,781	104,977,566

Net realized and unrealized gain	23,982,009	44,245,059	122,680,708	125,593,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,516,009	$52,877,145	$138,933,231	$136,947,045

See notes to financial statements.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,534,000	$14,834,160	$8,632,086	$17,474,941
Net realized loss	(19,458,243)	(25,510,331)	(2,016,700)	(17,934,160)
Net change in unrealized appreciation (depreciation)	43,440,252	(85,772,752)	46,261,759	(118,247,821)

Net increase (decrease) in net assets resulting from operations	31,516,009	(96,448,923)	52,877,145	(118,707,040)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,168,066)	(8,364,602)	(4,070,010)	(14,263,704)
Investor A	(6,638,182)	(12,561,656)	(7,173,650)	(18,930,297)
Investor C	(1,186,115)	(3,073,956)	(1,229,112)	(4,973,712)
Class K	(3,173,202)	(4,490,095)	(3,061,219)	(5,268,444)
Class R	(192,826)	(328,515)	(281,771)	(694,567)

Decrease in net assets resulting from distributions to shareholders	(14,358,391)	(28,818,824)	(15,815,762)	(44,130,724)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(31,599,576)	(1,639,121)	(18,461,113)	36,580,884

NET ASSETS
Total increase (decrease) in net assets	(14,441,958)	(126,906,868)	18,600,270	(126,256,880)
Beginning of period	469,248,151	596,155,019	579,151,337	705,408,217

End of period	$454,806,193	$469,248,151	$597,751,607	$579,151,337

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,252,523	$31,443,444	$11,353,963	$19,548,472
Net realized gain (loss)	34,621,927	(16,105,978)	20,615,516	1,215,978
Net change in unrealized appreciation (depreciation)	88,058,781	(261,461,059)	104,977,566	(200,732,547)

Net increase (decrease) in net assets resulting from operations	138,933,231	(246,123,593)	136,947,045	(179,968,097)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,805,168)	(22,135,077)	(8,126,173)	(14,616,494)
Investor A	(13,158,869)	(50,606,287)	(5,495,390)	(17,293,880)
Investor C	(1,024,771)	(6,561,466)	(749,042)	(4,078,857)
Class K	(7,506,615)	(19,339,998)	(7,376,039)	(17,950,003)
Class R	(404,970)	(1,153,902)	(254,665)	(619,014)

Decrease in net assets resulting from distributions to shareholders	(28,900,393)	(99,796,730)	(22,001,309)	(54,558,248)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	22,427,528	206,361,110	86,994,007	397,003,503

NET ASSETS
Total increase (decrease) in net assets	132,460,366	(139,559,213)	201,939,743	162,477,158
Beginning of period	1,168,041,770	1,307,600,983	920,840,535	758,363,377

End of period	$1,300,502,136	$1,168,041,770	$1,122,780,278	$920,840,535

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$10.31		$12.83	$12.44	$11.85	$11.62	$11.67

Net investment income(a)	0.19		0.34	0.25	0.29	0.36	0.30
Net realized and unrealized gain (loss)	0.53		(2.25)	0.70	0.59	0.42	(0.04)

Net increase (decrease) from investment operations	0.72		(1.91)	0.95	0.88	0.78	0.26

Distributions(b)
From net investment income	(0.36)		(0.27)	(0.20)	(0.28)	(0.40)	(0.31)
From net realized gain	—		(0.34)	(0.36)	(0.01)	(0.15)	—

Total distributions	(0.36)		(0.61)	(0.56)	(0.29)	(0.55)	(0.31)

Net asset value, end of period	$10.67		$10.31	$12.83	$12.44	$11.85	$11.62

Total Return(c)
Based on net asset value	7.13	%(d)	(15.72)%	7.71%	7.56%	7.23%	2.27%

Ratios to Average Net Assets(e)
Total expenses	0.26	%(f)	0.25%	0.25%	0.26%	0.28%	0.31%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%	0.11%	0.12%	0.12%	0.16%

Net investment income	3.55	%(f)	2.86%	1.96%	2.44%	3.17%	2.63%

Supplemental Data
Net assets, end of period (000)	$86,198		$111,382	$170,274	$101,480	$46,017	$42,461

Portfolio turnover rate	65%		65%	72%	88%	62%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$10.13		$12.63	$12.26	$11.68		$11.46		$11.51

Net investment income(a)	0.17		0.29	0.21	0.25		0.32		0.26
Net realized and unrealized gain (loss)	0.54		(2.22)	0.68	0.59		0.41		(0.04)

Net increase (decrease) from investment operations	0.71		(1.93)	0.89	0.84		0.73		0.22

Distributions(b)
From net investment income	(0.33)		(0.23)	(0.16)	(0.25)		(0.36)		(0.27)
From net realized gain	—		(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.33)		(0.57)	(0.52)	(0.26)		(0.51)		(0.27)

Net asset value, end of period	$10.51		$10.13	$12.63	$12.26		$11.68		$11.46

Total Return(c)
Based on net asset value	7.06	%(d)	(16.06)%	7.36%	7.27%		6.82%		1.94%

Ratios to Average Net Assets(e)
Total expenses	0.48	%(f)	0.48%	0.47%	0.51	%(g)	0.54	%(g)	0.56	%(g)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.44%	0.43%	0.45%		0.46%		0.50%

Net investment income	3.23	%(f)	2.51%	1.65%	2.10%		2.82%		2.29%

Supplemental Data
Net assets, end of period (000)	$213,389		$216,422	$266,615	$189,930		$137,115		$122,394

Portfolio turnover rate	65%		65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$10.00		$12.46	$12.10	$11.54		$11.30		$11.34

Net investment income(a)	0.13		0.21	0.11	0.16		0.23		0.17
Net realized and unrealized gain (loss)	0.53		(2.20)	0.68	0.57		0.42		(0.04)

Net increase (decrease) from investment operations	0.66		(1.99)	0.79	0.73		0.65		0.13

Distributions(b)
From net investment income	(0.23)		(0.13)	(0.07)	(0.16)		(0.26)		(0.17)
From net realized gain	—		(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.23)		(0.47)	(0.43)	(0.17)		(0.41)		(0.17)

Net asset value, end of period	$10.43		$10.00	$12.46	$12.10		$11.54		$11.30

Total Return(c)
Based on net asset value	6.65	%(d)	(16.64)%	6.55%	6.37%		6.10%		1.14%

Ratios to Average Net Assets(e)
Total expenses	1.24	%(f)	1.20%	1.21%	1.25	%(g)	1.28	%(g)	1.31	%(g)

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.18%	1.18%	1.19%		1.22%		1.25%

Net investment income	2.48	%(f)	1.78%	0.91%	1.35%		2.09%		1.54%

Supplemental Data
Net assets, end of period (000)	$50,540		$55,438	$81,679	$82,134		$79,944		$91,279

Portfolio turnover rate	65%		65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$10.31		$12.83	$12.44	$11.85	$11.62	$11.67

Net investment income(a)	0.19		0.34	0.25	0.29	0.33	0.30
Net realized and unrealized gain (loss)	0.54		(2.25)	0.70	0.60	0.45	(0.04)

Net increase (decrease) from investment operations	0.73		(1.91)	0.95	0.89	0.78	0.26

Distributions(b)
From net investment income	(0.37)		(0.27)	(0.20)	(0.29)	(0.40)	(0.31)
From net realized gain	—		(0.34)	(0.36)	(0.01)	(0.15)	—

Total distributions	(0.37)		(0.61)	(0.56)	(0.30)	(0.55)	(0.31)

Net asset value, end of period	$10.67		$10.31	$12.83	$12.44	$11.85	$11.62

Total Return(c)
Based on net asset value	7.16	%(d)	(15.70)%	7.72%	7.58%	7.26%	2.29%

Ratios to Average Net Assets(e)
Total expenses	0.15	%(f)	0.13%	0.15%	0.18%	0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%	0.09%	0.10%	0.10%	0.14%

Net investment income	3.57	%(f)	2.93%	1.98%	2.44%	2.87%	2.63%

Supplemental Data
Net assets, end of period (000)	$97,400		$79,172	$70,002	$44,530	$31,853	$3,355

Portfolio turnover rate	65%		65%	72%	88%	62%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$10.09		$12.58	$12.20	$11.62		$11.39		$11.44

Net investment income(a)	0.15		0.26	0.17	0.21		0.28		0.22
Net realized and unrealized gain (loss)	0.54		(2.22)	0.69	0.58		0.42		(0.03)

Net increase (decrease) from investment operations	0.69		(1.96)	0.86	0.79		0.70		0.19

Distributions(b)
From net investment income	(0.30)		(0.19)	(0.12)	(0.20)		(0.32)		(0.24)
From net realized gain	—		(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.30)		(0.53)	(0.48)	(0.21)		(0.47)		(0.24)

Net asset value, end of period	$10.48		$10.09	$12.58	$12.20		$11.62		$11.39

Total Return(c)
Based on net asset value	6.89	%(d)	(16.31)%	7.07%	6.87%		6.58%		1.64%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.77%	0.77%	0.79	%(g)	0.85	%(g)	0.89%

Total expenses after fees waived and/or reimbursed	0.74	%(f)	0.74%	0.73%	0.74%		0.78%		0.81%

Net investment income	2.90	%(f)	2.22%	1.37%	1.81%		2.55%		1.97%

Supplemental Data
Net assets, end of period (000)	$7,279		$6,833	$7,585	$8,656		$11,241		$14,079

Portfolio turnover rate	65%		65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$10.96		$13.89	$12.86	$11.95	$12.17	$11.91

Net investment income(a)	0.18		0.36	0.25	0.26	0.31	0.28
Net realized and unrealized gain (loss)	0.86		(2.43)	1.38	0.97	0.31	0.28

Net increase (decrease) from investment operations	1.04		(2.07)	1.63	1.23	0.62	0.56

Distributions(b)
From net investment income	(0.34)		(0.30)	(0.18)	(0.32)	(0.27)	(0.30)
From net realized gain	—		(0.56)	(0.42)	—	(0.57)	—

Total distributions	(0.34)		(0.86)	(0.60)	(0.32)	(0.84)	(0.30)

Net asset value, end of period	$11.66		$10.96	$13.89	$12.86	$11.95	$12.17

Total Return(c)
Based on net asset value	9.62	%(d)	(16.08)%	12.91%	10.48%	6.00%	4.74%

Ratios to Average Net Assets(e)
Total expenses	0.27	%(f)	0.27%	0.26%	0.31%	0.34%	0.32%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%	0.11%	0.13%	0.14%	0.15%

Net investment income	3.21	%(f)	2.80%	1.84%	2.15%	2.69%	2.37%

Supplemental Data
Net assets, end of period (000)	$136,907		$149,551	$233,289	$152,244	$73,817	$66,357

Portfolio turnover rate	71%		63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$10.83		$13.73	$12.73	$11.83		$12.06		$11.80

Net investment income(a)	0.16		0.31	0.20	0.22		0.27		0.24
Net realized and unrealized gain (loss)	0.84		(2.39)	1.36	0.96		0.30		0.28

Net increase (decrease) from investment operations	1.00		(2.08)	1.56	1.18		0.57		0.52

Distributions(b)
From net investment income	(0.30)		(0.26)	(0.14)	(0.28)		(0.23)		(0.26)
From net realized gain	—		(0.56)	(0.42)	—		(0.57)		—

Total distributions	(0.30)		(0.82)	(0.56)	(0.28)		(0.80)		(0.26)

Net asset value, end of period	$11.53		$10.83	$13.73	$12.73		$11.83		$12.06

Total Return(c)
Based on net asset value	9.35	%(d)	(16.31)%	12.48%	10.15%		5.57%		4.42%

Ratios to Average Net Assets(e)
Total expenses	0.47	%(f)	0.48%	0.46%	0.50	%(g)	0.53	%(g)	0.54	%(g)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.44%	0.44%	0.46%		0.48%		0.49%

Net investment income	2.85	%(f)	2.46%	1.51%	1.80%		2.36%		2.02%

Supplemental Data
Net assets, end of period (000)	$270,950		$259,984	$306,177	$222,510		$178,719		$169,126

Portfolio turnover rate	71%		63%	69%	98%		68%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$10.66		$13.52	$12.54	$11.66		$11.87		$11.60

Net investment income(a)	0.12		0.22	0.10	0.13		0.18		0.15
Net realized and unrealized gain (loss)	0.83		(2.37)	1.35	0.94		0.31		0.27

Net increase (decrease) from investment operations	0.95		(2.15)	1.45	1.07		0.49		0.42

Distributions(b)
From net investment income	(0.20)		(0.15)	(0.05)	(0.19)		(0.13)		(0.15)
From net realized gain	—		(0.56)	(0.42)	—		(0.57)		—

Total distributions	(0.20)		(0.71)	(0.47)	(0.19)		(0.70)		(0.15)

Net asset value, end of period	$11.41		$10.66	$13.52	$12.54		$11.66		$11.87

Total Return(c)
Based on net asset value	8.99	%(d)	(16.93)%	11.68%	9.30%		4.78%		3.63%

Ratios to Average Net Assets(e)
Total expenses	1.22	%(f)	1.20%	1.21%	1.25	%(g)	1.28	%(g)	1.29	%(g)

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.18%	1.18%	1.21%		1.23%		1.24%

Net investment income	2.09	%(f)	1.73%	0.76%	1.06%		1.63%		1.26%

Supplemental Data
Net assets, end of period (000)	$66,323		$69,423	$95,825	$84,541		$87,646		$101,711

Portfolio turnover rate	71%		63%	69%	98%		68%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.27%. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2018.

See notes to financial statements.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$10.97		$13.90	$12.87	$11.96	$12.18	$11.92

Net investment income(a)	0.18		0.36	0.26	0.27	0.31	0.29
Net realized and unrealized gain (loss)	0.86		(2.43)	1.37	0.96	0.32	0.27

Net increase (decrease) from investment operations	1.04		(2.07)	1.63	1.23	0.63	0.56

Distributions(b)
From net investment income	(0.34)		(0.30)	(0.18)	(0.32)	(0.28)	(0.30)
From net realized gain	—		(0.56)	(0.42)	—	(0.57)	—

Total distributions	(0.34)		(0.86)	(0.60)	(0.32)	(0.85)	(0.30)

Net asset value, end of period	$11.67		$10.97	$13.90	$12.87	$11.96	$12.18

Total Return(c)
Based on net asset value	9.64	%(d)	(16.06)%	12.92%	10.49%	6.02%	4.75%

Ratios to Average Net Assets(e)
Total expenses	0.13	%(f)	0.13%	0.14%	0.17%	0.20%	0.21%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%	0.09%	0.11%	0.12%	0.13%

Net investment income	3.19	%(f)	2.85%	1.87%	2.19%	2.68%	2.40%

Supplemental Data
Net assets, end of period (000)	$111,730		$89,389	$59,411	$23,034	$10,987	$4,939

Portfolio turnover rate	71%		63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$10.80		$13.70	$12.69	$11.78	$12.00	$11.75

Net investment income(a)	0.15		0.29	0.18	0.19	0.25	0.22
Net realized and unrealized gain (loss)	0.84		(2.39)	1.36	0.97	0.31	0.27

Net increase (decrease) from investment operations	0.99		(2.10)	1.54	1.16	0.56	0.49

Distributions(b)
From net investment income		(0.28)	(0.24)	(0.11)	(0.25)	(0.21)	(0.24)
From net realized gain	—		(0.56)	(0.42)	—	(0.57)	—

Total distributions		(0.28)	(0.80)	(0.53)	(0.25)	(0.78)	(0.24)

Net asset value, end of period	$11.51		$10.80	$13.70	$12.69	$11.78	$12.00

Total Return(c)
Based on net asset value	9.31	%(d)	(16.48)%	12.27%	9.99%	5.45%	4.18%

Ratios to Average Net Assets(e)
Total expenses	0.83	%(f)	0.80%	0.80%	0.82%	0.85%	0.84%

Total expenses after fees waived and/or reimbursed	0.61	%(f)	0.61%	0.61%	0.63%	0.64%	0.65%

Net investment income	2.63	%(f)	2.31%	1.34%	1.61%	2.21%	1.84%

Supplemental Data
Net assets, end of period (000)	$11,842		$10,805	$10,705	$10,205	$16,778	$18,302

Portfolio turnover rate		71%	63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$12.59		$16.38	$14.43	$13.37	$13.74		$13.20

Net investment income(a)	0.19		0.39	0.26	0.27	0.30		0.30
Net realized and unrealized gain (loss)	1.31		(2.97)	2.29	1.30	0.19		0.67

Net increase (decrease) from investment operations	1.50		(2.58)	2.55	1.57	0.49		0.97

Distributions(b)
From net investment income		(0.34)	(0.36)	(0.21)	(0.35)	(0.21)		(0.30)
From net realized gain	—		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions		(0.34)	(1.21)	(0.60)	(0.51)	(0.86)		(0.43)

Net asset value, end of period	$13.75		$12.59	$16.38	$14.43	$13.37		$13.74

Total Return(c)
Based on net asset value	12.04	%(d)	(17.30)%	17.94%	12.00%	4.22%		7.42%

Ratios to Average Net Assets(e)
Total expenses	0.22	%(f)	0.26%	0.24%	0.28%	0.34	%(g)	0.29%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%	0.11%	0.13%	0.15%		0.15%

Net investment income	2.83	%(f)	2.61%	1.63%	2.00%	2.36%		2.22%

Supplemental Data
Net assets, end of period (000)	$284,714		$260,346	$296,407	$215,674	$161,196		$108,221

Portfolio turnover rate		75%	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$12.32		$16.05	$14.15	$13.13	$13.50		$12.98

Net investment income(a)	0.16		0.33	0.20	0.22	0.26		0.25
Net realized and unrealized gain (loss)	1.28		(2.90)	2.25	1.27	0.19		0.65

Net increase (decrease) from investment operations	1.44		(2.57)	2.45	1.49	0.45		0.90

Distributions(b)
From net investment income		(0.29)	(0.31)	(0.16)	(0.31)	(0.17)		(0.25)
From net realized gain	—		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions		(0.29)	(1.16)	(0.55)	(0.47)	(0.82)		(0.38)

Net asset value, end of period	$13.47		$12.32	$16.05	$14.15	$13.13		$13.50

Total Return(c)
Based on net asset value	11.81	%(d)	(17.56)%	17.58%	11.54%	3.94%		7.03%

Ratios to Average Net Assets(e)
Total expenses	0.45	%(f)	0.45%	0.45%	0.49%	0.55	%(g)(h)	0.51	%(h)

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.44%	0.44%	0.47%	0.49%		0.49%

Net investment income	2.47	%(f)	2.27%	1.28%	1.66%	2.03%		1.85%

Supplemental Data
Net assets, end of period (000)	$608,384		$564,789	$699,130	$576,079	$555,513		$280,970

Portfolio turnover rate		75%	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(h)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$11.98		$15.64	$13.79	$12.81	$13.17		$12.66

Net investment income(a)	0.11		0.22	0.08	0.12	0.15		0.14
Net realized and unrealized gain (loss)	1.24		(2.84)	2.20	1.23	0.20		0.64

Net increase (decrease) from investment operations	1.35		(2.62)	2.28	1.35	0.35		0.78

Distributions(b)
From net investment income		(0.18)	(0.19)	(0.04)	(0.21)	(0.06)		(0.14)
From net realized gain	—		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions		(0.18)	(1.04)	(0.43)	(0.37)	(0.71)		(0.27)

Net asset value, end of period	$13.15		$11.98	$15.64	$13.79	$12.81		$13.17

Total Return(c)
Based on net asset value	11.37	%(d)	(18.18)%	16.74%	10.69%	3.15%		6.23%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.18%	1.20%	1.23%	1.30	%(g)(h)	1.28%

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.18%	1.19%	1.22%	1.24%		1.24%

Net investment income	1.72	%(f)	1.55%	0.53%	0.91%	1.23%		1.10%

Supplemental Data
Net assets, end of period (000)	$71,362		$69,416	$99,500	$85,371	$94,713		$105,283

Portfolio turnover rate		75%	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$12.59		$16.38	$14.43	$13.37	$13.74		$13.20

Net investment income(a)	0.19		0.40	0.28	0.27	0.30		0.30
Net realized and unrealized gain (loss)	1.30		(2.98)	2.27	1.30	0.19		0.67

Net increase (decrease) from investment operations	1.49		(2.58)	2.55	1.57	0.49		0.97

Distributions(b)
From net investment income		(0.34)	(0.36)	(0.21)	(0.35)	(0.21)		(0.30)
From net realized gain	—		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions		(0.34)	(1.21)	(0.60)	(0.51)	(0.86)		(0.43)

Net asset value, end of period	$13.74		$12.59	$16.38	$14.43	$13.37		$13.74

Total Return(c)
Based on net asset value	11.98	%(d)	(17.29)%	17.96%	12.02%	4.24%		7.44%

Ratios to Average Net Assets(e)
Total expenses	0.10	%(f)	0.10%	0.11%	0.14%	0.20	%(g)	0.18%

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.08%	0.09%	0.11%	0.13%		0.13%

Net investment income	2.83	%(f)	2.68%	1.71%	2.03%	2.33%		2.21%

Supplemental Data
Net assets, end of period (000)	$316,062		$256,326	$195,750	$40,575	$21,488		$18,719

Portfolio turnover rate		75%	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.

See notes to financial statements.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$12.28		$16.01	$14.12	$13.08	$13.45		$12.93

Net investment income(a)	0.15		0.30	0.17	0.19	0.23		0.22
Net realized and unrealized gain (loss)	1.28		(2.90)	2.24	1.28	0.19		0.66

Net increase (decrease) from investment operations	1.43		(2.60)	2.41	1.47	0.42		0.88

Distributions(b)
From net investment income		(0.28)	(0.28)	(0.13)	(0.27)	(0.14)		(0.23)
From net realized gain	—		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions		(0.28)	(1.13)	(0.52)	(0.43)	(0.79)		(0.36)

Net asset value, end of period	$13.43		$12.28	$16.01	$14.12	$13.08		$13.45

Total Return(c)
Based on net asset value	11.73	%(d)	(17.76)%	17.31%	11.42%	3.68%		6.85%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.80%	0.79%	0.82%	0.87	%(g)	0.84%

Total expenses after fees waived and/or reimbursed	0.63	%(f)	0.63%	0.64%	0.66%	0.68%		0.68%

Net investment income	2.27	%(f)	2.06%	1.07%	1.45%	1.80%		1.66%

Supplemental Data
Net assets, end of period (000)	$19,980		$17,164	$16,815	$13,425	$15,930		$18,740

Portfolio turnover rate		75%	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$13.22		$17.10	$14.16	$12.83	$13.26	$12.47

Net investment income(a)	0.17		0.37	0.24	0.23	0.25	0.25
Net realized and unrealized gain (loss)	1.73		(3.22)	3.03	1.43	0.01	0.93

Net increase (decrease) from investment operations	1.90		(2.85)	3.27	1.66	0.26	1.18

Distributions(b)
From net investment income		(0.28)	(0.32)	(0.18)	(0.27)	(0.16)	(0.22)
From net realized gain		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions		(0.32)	(1.03)	(0.33)	(0.33)	(0.69)	(0.39)

Net asset value, end of period	$14.80		$13.22	$17.10	$14.16	$12.83	$13.26

Total Return(c)
Based on net asset value	14.52	%(d)	(18.02)%	23.26%	13.11%	2.81%	9.65%

Ratios to Average Net Assets(e)
Total expenses	0.24	%(f)	0.30%	0.28%	0.34%	0.39%	0.36%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%	0.10%	0.14%	0.18%	0.16%

Net investment income	2.32	%(f)	2.35%	1.45%	1.76%	2.00%	1.94%

Supplemental Data
Net assets, end of period (000)	$390,994		$325,725	$240,529	$168,065	$124,885	$115,594

Portfolio turnover rate		82%	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (f) Annualized.

See notes to financial statements.

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$12.90		$16.72	$13.85	$12.56	$13.00		$12.23

Net investment income(a)	0.14		0.31	0.18	0.18	0.20		0.19
Net realized and unrealized gain (loss)	1.69		(3.15)	2.97	1.40	0.01		0.93

Net increase (decrease) from investment operations	1.83		(2.84)	3.15	1.58	0.21		1.12

Distributions(b)
From net investment income		(0.23)	(0.27)	(0.13)	(0.23)	(0.12)		(0.18)
From net realized gain		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)		(0.17)

Total distributions		(0.27)	(0.98)	(0.28)	(0.29)	(0.65)		(0.35)

Net asset value, end of period	$14.46		$12.90	$16.72	$13.85	$12.56		$13.00

Total Return(c)
Based on net asset value	14.33	%(d)	(18.32)%	22.93%	12.72%	2.39%		9.32%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.50%	0.47%	0.53%	0.57	%(g)	0.57%

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.44%	0.44%	0.48%	0.52%		0.50%

Net investment income	1.97	%(f)	2.03%	1.10%	1.41%	1.66%		1.54%

Supplemental Data
Net assets, end of period (000)	$296,311		$255,281	$283,943	$203,561	$173,105		$163,604

Portfolio turnover rate		82%	51%	56%	116%	64%		80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$12.38		$16.09	$13.35	$12.12	$12.55	$11.82

Net investment income(a)	0.08		0.19	0.06	0.08	0.11	0.10
Net realized and unrealized gain (loss)	1.63		(3.04)	2.86	1.35	0.01	0.90

Net increase (decrease) from investment operations	1.71		(2.85)	2.92	1.43	0.12	1.00

Distributions(b)
From net investment income		(0.13)	(0.15)	(0.03)	(0.14)	(0.02)	(0.10)
From net realized gain		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions		(0.17)	(0.86)	(0.18)	(0.20)	(0.55)	(0.27)

Net asset value, end of period	$13.92		$12.38	$16.09	$13.35	$12.12	$12.55

Total Return(c)
Based on net asset value	13.85	%(d)	(18.92)%	21.95%	11.90%	1.63%	8.55%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.20%	1.23%	1.30%	1.35%	1.36%

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.19%	1.19%	1.23%	1.27%	1.25%

Net investment income	1.23	%(f)	1.29%	0.36%	0.66%	0.91%	0.80%

Supplemental Data
Net assets, end of period (000)	$63,267		$56,149	$74,750	$50,977	$51,002	$55,986

Portfolio turnover rate		82%	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$13.22		$17.11	$14.16	$12.83	$13.26	$12.47

Net investment income(a)	0.17		0.40	0.25	0.24	0.25	0.25
Net realized and unrealized gain (loss)	1.73		(3.26)	3.03	1.42	0.01	0.94

Net increase (decrease) from investment operations	1.90		(2.86)	3.28	1.66	0.26	1.19

Distributions(b)
From net investment income		(0.28)	(0.32)	(0.18)	(0.27)	(0.16)	(0.23)
From net realized gain		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions		(0.32)	(1.03)	(0.33)	(0.33)	(0.69)	(0.40)

Net asset value, end of period	$14.80		$13.22	$17.11	$14.16	$12.83	$13.26

Total Return(c)
Based on net asset value	14.54	%(d)	(18.05)%	23.35%	13.13%	2.83%	9.66%

Ratios to Average Net Assets(e)
Total expenses	0.10	%(f)	0.10%	0.12%	0.18%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.08%	0.08%	0.12%	0.16%	0.14%

Net investment income	2.36	%(f)	2.56%	1.50%	1.79%	2.03%	1.92%

Supplemental Data
Net assets, end of period (000)	$356,258		$271,863	$148,917	$45,032	$18,804	$14,403

Portfolio turnover rate		82%	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of period	$12.81		$16.61	$13.77	$12.47	$12.90	$12.14

Net investment income(a)	0.12		0.28	0.14	0.15	0.18	0.17
Net realized and unrealized gain (loss)	1.68		(3.13)	2.96	1.40	0.01	0.92

Net increase (decrease) from investment operations	1.80		(2.85)	3.10	1.55	0.19	1.09

Distributions(b)
From net investment income		(0.22)	(0.24)	(0.11)	(0.19)	(0.09)	(0.16)
From net realized gain		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions		(0.26)	(0.95)	(0.26)	(0.25)	(0.62)	(0.33)

Net asset value, end of period	$14.35		$12.81	$16.61	$13.77	$12.47	$12.90

Total Return(c)
Based on net asset value	14.17	%(d)	(18.43)%	22.69%	12.53%	2.22%	9.15%

Ratios to Average Net Assets(e)
Total expenses	0.81	%(f)	0.82%	0.80%	0.84%	0.89%	0.90%

Total expenses after fees waived and/or reimbursed	0.60	%(f)	0.60%	0.60%	0.64%	0.68%	0.66%

Net investment income	1.80	%(f)	1.85%	0.87%	1.17%	1.51%	1.39%

Supplemental Data
Net assets, end of period (000)	$15,950		$11,823	$10,224	$7,058	$9,631	$11,832

Portfolio turnover rate		82%	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolio in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolio may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

As of period end, the 20/80 Target Allocation and the 40/60 Target Allocation Funds’ investment in the Master Total Return Portfolio was 24.86% and 23.63% of their net assets, respectively. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments and the accounting policies, can be read in conjunction with the Fund’s financial statements. The Master Total Return Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Funds’ assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	(a)	Net Amount
40/60 Target Allocation
BofA Securities, Inc.	$6,752,735	$(6,752,735)	$—		$—
J.P. Morgan Securities LLC	8,852,760	(8,852,760)	—		—

	$15,605,495	$(15,605,495)	$—		$—

60/40 Target Allocation
Barclays Capital, Inc.	$296,992	$(296,992)	$—		$—
BofA Securities, Inc.	7,063,566	(7,063,566)	—		—
Goldman Sachs & Co. LLC	11,728,736	(11,728,736)	—		—
J.P. Morgan Securities LLC	9,733,352	(9,733,352)	—		—

	$28,822,646	$(28,822,646)	$—		$—

80/20 Target Allocation
Barclays Capital, Inc.	$693,232	$(693,232)	$—		$—
BMO Capital Markets Corp.	8,262,576	(8,262,576)	—		—
BofA Securities, Inc.	9,725,483	(9,725,483)	—		—
J.P. Morgan Securities LLC	37,331,480	(37,331,480)	—		—

	$56,012,771	$(56,012,771)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$268,965	$266,313	$17,122	$552,400
40/60 Target Allocation	338,143	342,511	27,848	708,502
60/40 Target Allocation	743,609	358,486	47,668	1,149,763
80/20 Target Allocation	352,734	304,995	34,538	692,267

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$9,563	$21,527	$5,331	$9,022	$685	$46,128
40/60 Target Allocation	14,179	27,061	6,856	10,250	1,114	59,460
60/40 Target Allocation	27,761	59,509	7,173	29,387	1,906	125,736
80/20 Target Allocation	36,532	28,221	6,101	32,450	1,380	104,684

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$406	$2,373	$776	$143	$39	$3,737
40/60 Target Allocation	437	3,437	1,137	204	60	5,275
60/40 Target Allocation	1,269	16,328	2,033	303	75	20,008
80/20 Target Allocation	490	8,444	2,515	430	110	11,989

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$54,493	$82,471	$23,826	$1,030	$4,637	$166,457
40/60 Target Allocation	95,810	116,014	29,578	1,574	10,867	253,843
60/40 Target Allocation	170,104	310,221	35,734	1,413	17,997	535,469
80/20 Target Allocation	261,427	225,746	40,074	1,747	14,727	543,721

Other Fees: For the six months ended March 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$5,834
40/60 Target Allocation	10,822
60/40 Target Allocation	19,085
80/20 Target Allocation	24,663

For the six months ended March 31, 2023, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$8,623	$1,456	$1,641	$549
Investor C	4,106	6,321	5,260	7,025

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the six months ended March 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$102,424
40/60 Target Allocation	78,070
60/40 Target Allocation	3,274
80/20 Target Allocation	13,331

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$9,563	$4,500	$575	$9,022	$—	$23,660
40/60 Target Allocation	14,179	5,457	73	10,250	1,114	31,073
60/40 Target Allocation	27,761	20,586	2,711	26,245	1,906	79,209
80/20 Target Allocation	36,532	28,221	6,101	32,450	1,380	104,684

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$44,953	$1,556	$—	$1,030	$—	$47,539
40/60 Target Allocation	81,654	6,445	—	1,574	9,734	99,407
60/40 Target Allocation	138,238	13,492	—	220	12,910	164,860
80/20 Target Allocation	224,891	70,552	6,449	1,740	13,351	316,983

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$2,295
40/60 Target Allocation	1,973
60/40 Target Allocation	5,389
80/20 Target Allocation	8,678

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended March 31, 2023, purchases and sales of investments in the Underlying Funds and the Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$299,535,214	$341,697,958
40/60 Target Allocation	419,601,991	447,609,129
60/40 Target Allocation	943,118,383	936,801,420
80/20 Target Allocation	936,170,224	860,973,592

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2022, the Funds had qualified late-year losses as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation
Qualified late-year losses	$(27,265,103)	$(18,702,657)	$(15,290,601)

As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$467,415,134	$616,701,957	$1,307,959,357	$1,128,301,329

Gross unrealized appreciation	$7,057,818	$14,081,316	$38,811,147	$59,134,593
Gross unrealized depreciation	(20,382,472)	(16,564,169)	(17,124,901)	(8,432,171)

Net unrealized appreciation (depreciation)	$(13,324,654)	$(2,482,853)	$21,686,246	$50,702,422

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (unaudited) (continued)

entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation
Institutional
Shares sold	954,797	$10,017,550	4,465,830	$53,805,482
Shares issued in reinvestment of distributions	304,653	3,153,152	668,278	8,333,427
Shares redeemed	(3,988,591)	(42,056,649)	(7,601,485)	(87,747,358)

	(2,729,141)	$(28,885,947)	(2,467,377)	$(25,608,449)

Investor A
Shares sold and automatic conversion of shares	1,144,955	$11,810,129	5,835,409	$69,135,005
Shares issued in reinvestment of distributions	631,958	6,445,968	995,061	12,229,299
Shares redeemed	(2,829,433)	(29,316,687)	(6,588,879)	(76,057,260)

	(1,052,520)	$(11,060,590)	241,591	$5,307,044

Investor C
Shares sold	160,732	$1,653,035	1,118,974	$13,246,127
Shares issued in reinvestment of distributions	116,962	1,185,996	251,719	3,070,969
Shares redeemed and automatic conversion of shares	(973,404)	(9,991,178)	(2,383,284)	(27,236,859)

	(695,710)	$(7,152,147)	(1,012,591)	$(10,919,763)

Class K
Shares sold	1,890,393	$20,073,378	3,874,058	$47,721,613
Shares issued in reinvestment of distributions	305,939	3,166,464	359,172	4,478,871
Shares redeemed	(749,866)	(7,932,574)	(2,009,467)	(23,455,259)

	1,446,466	$15,307,268	2,223,763	$28,745,225

Class R
Shares sold	72,614	$754,270	195,340	$2,250,690
Shares issued in reinvestment of distributions	18,942	192,826	26,795	328,514
Shares redeemed	(74,012)	(755,256)	(148,185)	(1,742,382)

	17,544	$191,840	73,950	$836,822

	(3,013,361)	$(31,599,576)	(940,664)	$(1,639,121)

40/60 Target Allocation
Institutional
Shares sold	1,619,433	$18,540,772	5,722,621	$74,662,525
Shares issued in reinvestment of distributions	361,145	4,044,828	1,051,431	14,173,284
Shares redeemed	(3,877,512)	(44,098,185)	(9,931,167)	(124,359,094)

	(1,896,934)	$(21,512,585)	(3,157,115)	$(35,523,285)

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount

40/60 Target Allocation (continued)
Investor A
Shares sold and automatic conversion of shares	1,769,610	$19,945,432	5,285,700	$68,331,715
Shares issued in reinvestment of distributions	625,361	6,935,263	1,366,543	18,229,692
Shares redeemed	(2,910,593)	(32,786,456)	(4,942,007)	(61,900,397)

	(515,622)	$(5,905,761)	1,710,236	$24,661,010

Investor C
Shares sold	276,090	$3,085,091	1,090,083	$13,891,591
Shares issued in reinvestment of distributions	111,741	1,228,034	376,479	4,973,294
Shares redeemed and automatic conversion of shares	(1,086,566)	(12,123,137)	(2,041,331)	(25,497,194)

	(698,735)	$(7,810,012)	(574,769)	$(6,632,309)

Class K
Shares sold	2,005,396	$23,087,408	4,602,534	$60,313,130
Shares issued in reinvestment of distributions	272,505	3,054,784	389,352	5,252,362
Shares redeemed	(847,022)	(9,714,383)	(1,120,582)	(14,320,039)

	1,430,879	$16,427,809	3,871,304	$51,245,453

Class R
Shares sold	160,651	$1,827,995	367,246	$4,623,003
Shares issued in reinvestment of distributions	25,431	281,771	52,106	694,567
Shares redeemed	(157,600)	(1,770,330)	(200,556)	(2,487,555)

	28,482	$339,436	218,796	$2,830,015

	(1,651,930)	$(18,461,113)	2,068,452	$36,580,884

60/40 Target Allocation
Institutional
Shares sold	3,509,960	$46,863,359	8,028,915	$118,198,850
Shares issued in reinvestment of distributions	515,636	6,754,825	1,379,722	21,937,593
Shares redeemed	(3,987,561)	(53,481,194)	(6,827,570)	(100,862,283)

	38,035	$136,990	2,581,067	$39,274,160

Investor A
Shares sold and automatic conversion of shares	2,119,737	$27,728,015	5,148,021	$76,518,397
Shares issued in reinvestment of distributions	999,620	12,845,121	3,164,721	49,369,653
Shares redeemed	(3,788,190)	(49,659,284)	(6,022,641)	(87,619,968)

	(668,833)	$(9,086,148)	2,290,101	$38,268,082

Investor C
Shares sold	380,295	$4,844,278	814,731	$11,927,507
Shares issued in reinvestment of distributions	81,374	1,023,687	429,461	6,549,280
Shares redeemed and automatic conversion of shares	(829,576)	(10,590,537)	(1,812,277)	(26,086,228)

	(367,907)	$(4,722,572)	(568,085)	$(7,609,441)

Class K
Shares sold	3,735,421	$49,792,372	10,667,123	$164,197,208
Shares issued in reinvestment of distributions	573,024	7,506,616	1,216,352	19,339,998
Shares redeemed	(1,668,228)	(22,315,383)	(3,477,658)	(52,035,392)

	2,640,217	$34,983,605	8,405,817	$131,501,814

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount
60/40 Target Allocation (continued)
Class R
Shares sold	402,172	$5,258,585	480,629	$6,749,365
Shares issued in reinvestment of distributions	31,589	404,970	72,742	1,133,325
Shares redeemed	(343,262)	(4,547,902)	(206,424)	(2,956,195)

	90,499	$1,115,653	346,947	$4,926,495

	1,732,011	$22,427,528	13,055,847	$206,361,110

80/20 Target Allocation
Institutional
Shares sold	3,890,106	$55,351,773	14,471,247	$207,376,058
Shares issued in reinvestment of distributions	580,117	8,115,842	857,189	14,589,361
Shares redeemed	(2,687,543)	(38,372,121)	(4,748,787)	(75,376,565)

	1,782,680	$25,095,494	10,579,649	$146,588,854

Investor A
Shares sold and automatic conversion of shares	1,989,265	$27,677,427	4,598,707	$71,874,389
Shares issued in reinvestment of distributions	396,887	5,429,408	1,025,501	17,064,339
Shares redeemed	(1,681,699)	(23,497,458)	(2,816,838)	(43,648,678)

	704,453	$9,609,377	2,807,370	$45,290,050

Investor C
Shares sold	420,621	$5,647,351	1,058,197	$16,050,821
Shares issued in reinvestment of distributions	56,708	748,546	253,903	4,077,682
Shares redeemed and automatic conversion of shares	(469,577)	(6,339,631)	(1,421,437)	(21,268,830)

	7,752	$56,266	(109,337)	$(1,140,327)

Class K
Shares sold	4,572,110	$64,988,026	14,567,888	$243,888,693
Shares issued in reinvestment of distributions	527,237	7,376,039	1,054,642	17,950,004
Shares redeemed	(1,589,320)	(22,741,738)	(3,765,086)	(60,293,941)

	3,510,027	$49,622,327	11,857,444	$201,544,756

Class R
Shares sold	235,736	$3,272,327	431,825	$6,473,814
Shares issued in reinvestment of distributions	18,719	254,394	36,660	606,742
Shares redeemed	(66,409)	(916,178)	(160,793)	(2,360,386)

	188,046	$2,610,543	307,692	$4,720,170

	6,192,958	$86,994,007	25,442,818	$397,003,503

As of March 31, 2023, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted.

Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	65

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers
Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 23, 2023